Share Capital and Reserves (Details 3)	12 Months Ended
Dec. 31, 2021 shares $ / shares
Stock options Granted September 17, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	960,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.23
Risk free interest rate, stock options	0.45%
Expected life, stock options	2
Expected volatility, stock options	82.96%
Stock options Granted July 8, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	2,470,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.25
Risk free interest rate, stock options	0.45%
Expected life, stock options	2
Expected volatility, stock options	84.98%
Stock options Granted May 28, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	100,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.30
Risk free interest rate, stock options	0.32%
Expected life, stock options	2
Expected volatility, stock options	86.03%
Stock options Granted May 7, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	100,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.30
Risk free interest rate, stock options	0.33%
Expected life, stock options	2
Expected volatility, stock options	86.33%
Stock options Granted March 31, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	1,975,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.31
Risk free interest rate, stock options	0.22%
Expected life, stock options	2
Expected volatility, stock options	85.85%
Stock options Granted March 22, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	325,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.43
Risk free interest rate, stock options	0.26%
Expected life, stock options	2
Expected volatility, stock options	85.48%
Stock options Granted February 9, 2021 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	450,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.49
Risk free interest rate, stock options	0.19%
Expected life, stock options	2
Expected volatility, stock options	84.04%
Stock options granted December 15, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	972,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.35
Risk free interest rate, stock options	0.25%
Expected life, stock options	2
Expected volatility, stock options	76.39%
Stock options granted October 1, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	1,346,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.35
Risk free interest rate, stock options	0.24%
Expected life, stock options	2
Expected volatility, stock options	65.81%
Stock options granted June 9, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	2,180,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.25
Risk free interest rate, stock options	0.28%
Expected life, stock options	2
Expected volatility, stock options	62.07%
Stock options granted May 1, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	700,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.20
Risk free interest rate, stock options	0.30%
Expected life, stock options	2
Expected volatility, stock options	61.30%
Stock options granted April 29, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	220,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.22
Risk free interest rate, stock options	0.32%
Expected life, stock options	2
Expected volatility, stock options	61.31%
Stock options granted April 13, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	115,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.12
Risk free interest rate, stock options	0.33%
Expected life, stock options	2
Expected volatility, stock options	60.60%
Stock options granted March 4, 2020 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	1,130,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.20
Risk free interest rate, stock options	0.92%
Expected life, stock options	2
Expected volatility, stock options	55.66%
Stock options granted September 16, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	1,160,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.29
Risk free interest rate, stock options	1.60%
Expected life, stock options	2
Expected volatility, stock options	50.73%
Stock options granted August 13, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	150,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.28
Risk free interest rate, stock options	1.35%
Expected life, stock options	2
Expected volatility, stock options	50.20%
Stock options granted July 4, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	1,612,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.19
Risk free interest rate, stock options	1.58%
Expected life, stock options	2
Expected volatility, stock options	45.82%
Stock options granted May 6, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	557,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.17
Risk free interest rate, stock options	1.59%
Expected life, stock options	2
Expected volatility, stock options	45.42%
Stock options granted March 1, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	100,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.22
Risk free interest rate, stock options	1.68%
Expected life, stock options	2
Expected volatility, stock options	50.79%
Stock options granted January 3, 2019 [member]
IfrsStatementLineItems [Line Items]
Stock options, granted	425,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.31
Risk free interest rate, stock options	1.91%
Expected life, stock options	2
Expected volatility, stock options	50.28%